VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22534

                      Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

                                                     Denver, CO 80246

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                                                     Denver, CO 80246

 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period:   June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2014 (Unaudited)
Shares		Value	Shares		Value
Private Investment Funds ** - 67.4%				Health Care – (Continued)
	Diversified – 67.4%		5,354	Omega Healthcare Investors, Inc., REIT..	$ 197,439
11,990	AEW Core Property Trust (U.S.), Inc. .......	$ 10,182,027		Primary Health Properties PLC, REIT ....
13,245	Clarion Lion Properties Fund LLC............. .	14,543,215	14,769	(United Kingdom).................................	86,758
20,681	Cornerstone Patriot Fund LP...................... .	2,161,738	6,144	Sabra Health Care, Inc., REIT.................	176,394
26	Invesco Core Real Estate USA................... .	3,558,309	2,650	Senior Housing Properties, PLC, REIT	64.369
3,765,294	J.P. Morgan Real Estate Growth................. .	4,609,703	2,850	Ventas, Inc., REIT..................................	182,685
119,666	RREEF America REIT II, LP......................	11,338,351			1,649,814
618,708	Torchlight Value Fund................................	3,864,759		Hotels – 1.3%
344	Trumbull Income Property Fund, LP..........	3,579,067	3,343	Chatham Lodging Trust, REIT................	73,212
	US Government Building, LP	2,004,539	8,850	Host Hotels & Resorts, Inc., REIT..........	194,788
	Total Private Investment Funds................	55,841,708	1,350	Hyatt Hotels Corp, *	82,323
	(Cost $54,558,775)			InnVest Real Estate Investment Trust,
			60,728	REIT, (Canada) .................................	302,772
Common Stocks – 17.8%				Langham Hospitality Investments, Ltd.
	Apartments – 1.5%		316,000	(Hong Kong) *...................................	144,741
	Apartment Investors & Management Co.,		1,700	Lasalle Hotel Properties, REIT................	59,993
5,769	REIT......................................................	186,166	3,500	RLJ Lodging Trust, REIT........................	101,115
2,150	AvalonBay Communities, Inc., REIT.........	305,708	6,400	Sunstone Hotel Investors Inc., REIT......	95,552
25,793	Campus Crest Communities, Inc., REIT.....	223,367			1,054,496
4,600	Equity Residential, REIT............................	289,800		Mortgages – 0.7%
578	Essex Property Trust, Inc., REIT...............	106,878	3,252	Annaly Capital Management, Inc., REIT.	37,170
5,200	UDR Inc., REIT..........................................	148,876		Apollo Commercial Real Estate
		1,260,795	14,857	Finance, Inc., REIT ............................	244,992
	Diversified – 5.3%		12,152	Starwood Property Trust, Inc., REIT........	288,853
631	Altarea, REIT (France)...............................	120,532	1,681	Starwood Waypoint Residential Trust, REIT*	44,059
14,784	Atrium European Real Estate, Ltd. (Jersey)	88,344			615,074
21,165	British Land Co., PLC, REIT (United Kingdom)	254.457		Office Properties – 2.3%
149,000	Cambridge Industrial Trust, REIT (Singapore).	92,610	2,350	Alexandria Real Estate Equities, Inc., REIT.......................................................	182,454
2,400	CBS Outdoor Americas, Inc.	78,432	12,062	Alstria Office REIT (Germany) ..............	159,748
	Crombie Real Estate Investment Trust, REIT		6,950	BioMed Realty Trust, Inc., REIT............	151,718
7,810	(Canada).................................................	98,371	1,950	Boston Properties, Inc., REIT.................	230,451
180,736	Cromwell Property Group, REIT (Australia)	166,165	6,100	Brandywine Realty Trust, REIT..............	95,160
2,558	Digital Realty Trust, Inc., REIT..................	149,182	2,000	Douglas Emmett, Inc., REIT...................	56,440
11,238	Duke Realty Corporation, REIT.................	204,082	96,000	Keppel, REIT (Singapore) ......................	98,548
4,233	EPR Properties, REIT................................	236,498	700	Kilroy Realty Corp., REIT......................	43,596
557	Fonciere Des Regions, REIT (France)........	60,391	9,912	Mack-Cali Realty Corp., REIT................	212,910
13,805	Hamborner REIT AG, REIT (Germany)....	149,146	106	Orix Jreit, Inc. (Japan) ...........................	148,581
46	Kenedix Realty Investment Corp, REIT (Japan)	250,195	54	Premier Investment Corp., REIT (Japan)	214,817
	Kiwi, Income Property Trust, REIT		750	SL Green Realty Corp, REIT...................	82,057
107,763	(New Zealand)........................................	109,920	201,900	Ticon Industrial Connection PCL (Thailand)	108,244
	Londonmetric Property PLC, REIT			Yuexiu Real Estate Investment Trust, REIT
25,721	(United Kingdom)..................................	59,469	254,000	(Hong Kong) .....................................	122,897
149,000	Mapletree Commercial Trust, REIT (Singapore)	163,710			1,907,621
	Mapletree Greater China Commercial Trust,			Regional Malls – 1.4%
175,000	REIT (Singapore)...................................	121,401	58,560	CapitaRetail China Trust, REIT (Singapore)	69,507
157,000	Mapletree Logistics Trust, REIT (Singapore)	146,688	1,600	CBL & Associates Properties Inc., REIT	30,400
4,305	Mercialys SA, REIT (France).....................	100,330	4,900	General Growth Properties, Inc., REIT...	115,444
	Nomura Real Estate Master Fund, Inc.,		2,850	Macerich Company, The, REIT..............	190,238
72	REIT (Japan) .......................................	87,988	3,850	Simon Property Group, Inc., REIT.........	640,178
471,000	Prosperity REIT, (Hong Kong) .................	147,066	1,700	Taubman Centers, Inc., REIT.................	128,877
194,102	Redefine Properties, Ltd., REIT (South Africa).......................................................	175,029			1,174,644
310,000	Religare Health Trust (Singapore)..............	229,970		Residential – 0.1%
56,863	Scentre Group, REIT (Austrailia)	171,580	1,900	Equity Lifestyle Properties, Inc., REIT	83,904
28,381	Segro PLC, REIT (United Kingdom)..........	167,667
17,234	Spirit Realty Capital Inc., REIT..................	195,778		Shopping Centers – 1.4%
58,857	Stockland, REIT (Australia).......................	215,337	1,800	Brixmor Property Group, Inc., REIT......	41,310
2,500	Vornado Realty Trust, REIT......................	266,825	54,852	Charter Hall Retail, REIT (Australia) ......	200,684
2,843	Washington Real Estate Investment Trust, REIT	73,861	40,086	Citycon OYJ (Finland)............................	147,105
		4,381,024	7,550	DDR Corp., REIT...................................	133,106
	Health Care – 2.0%		750	Federal Realty Investment Trust, REIT...	90,690
7,819	Aviv, Inc., REIT........................................	220,261	56,038	Guangzhou R&F Properties Co., Ltd. (China)	69,194
6,450	HCP, Inc., REIT........................................	266,901		Japan Retail Fund Investment Corp.,
4,099	Health Care REIT, Inc., REIT....................	256,884	65	REIT (Japan) ....................................	146,163
16,282	Leisureworld Senior Care Corp. (Singapore)	198,213	7,150	Kimco Realty Corp., REIT......................	164,307

See accompanying notes to portfolio of investments. 2

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2014 (Unaudited) (continued)
Shares		Value	Shares		Value
	Shopping Centers (continued)			Shopping Centers – 0.6%
1,250	Regency Centers Corp., REIT.................	$ 69,600	2,450	DDR Corp, REIT, 0.04%...........................	$ 60,834
750	Retail Opportunity Investments Corp., REIT	11,798	1,750	Kite Realty Group Trust, REIT, Series A, 8.25%	45,972
64	Vastned Retail NV, REIT (Netherlands)	3,259	8,000	Regency Centers Corp., REIT, Series 6, 6.63%	204,080
1,650	Weingarten Realty Investors, REIT.........	54,186	3,900	Regency Centers Corp., REIT, Series 7, 6.00%	92,547
		1,131,402	700	Saul Centers Inc., REIT, Series C, 6.88%...	17,675
	Storage – 0.6%			Urstadt Biddle Properties, Inc., REIT,
5,500	CubeSmart, REIT...................................	100,760	1,250	Series F, 7.13%....................................	31,763
600	Extra Space Storage, Inc., REIT..............	31,950		Weingarten Realty Investors, REIT,
2,100	Public Storage, REIT..............................	359,835	2,362	Series F, 6.50%....................................	59,333
		492,545			512,204
	Warehouse / Industrial – 1.2%			Storage – 0.2%
	AIMS AMP Capital Indstrial, REIT,		5,200	CubeSmart, REIT Series A, 7.75%.............	138.060
2,000	(Singapore) .........................................	2,310
35,834	Australian Industrial REIT (Australia) ...	66,904		Warehouse/Industrial – 0.4%
900	EastGroup Properties, Inc., REIT	57,807		STAG Industrial Inc., REIT, Series A, 9.00%	245,804
108,018	Macquarie Mexican REIT (Mexico) ......	223,887		STAG Industrial Inc., REIT, Series b, 6.63%	17,192
8,923	Prologis, Inc., REIT................................	366,646		Terreno Realty Corp., REIT, Series A, 7.75%	50,563
4,278	QTS Realty Trust, Inc., Class A..............	122,479			313,559
7,659	STAG Industrial Inc., REIT....................	183,893		Total Preferred Stocks............................	3,267,130
		1,023,926		(Cost $3,231,877)
	Total Common Stocks...........................	14,775,245	Par
	(Cost $13,982,637)		Corporate Debt – 2.3%
				Apartments – 0.1%
Preferred Stock – 3.9%			$ 45,000	EPR Operating LP, REIT, 5.75%, 6/15/2017	50,824
	Apartments – 0.1%
	Apartment Investors & Management Co.,			Health Care – 1.6%
3,900	REIT, Series A, 6.88%...........................	100,347	502,000	HCP Inc., REIT, 6.30%, 9/15/2016 .........	559,155
			89,000	HCP Inc., REIT, 5.63%, 5/1/2017 ...........	99,432
	Diversified – 0.6%			Healthcare Realty Trust Inc., REIT
4,450	Vornado Realty Trust, REIT, Series J, 6.88%	115,923	190,000	6.50%, 1/17/2017 ...............................	213,748
					872,335
	Health Care – 1.6%			Hotels – 0.2%
500	Health Care REIT, Inc., REIT, Series J, 6.50%	12,690		Hospitality Properties Trust, REIT,
			105,000	6.30%, 6/15/2016 ...............................	112,198
	Hotels – 0.7%
	Ashford Hospitality Trust Inc., REIT,			Office Properties – 0.3%
12,333	Series E, 8.38%....................................	339,774	150,000	CommonWealth, REIT, 6.25%, 8/15/2016	158,940
	Sunstone Hotel Investors Inc., REIT,
13,164	Series D, 8.00%....................................	348,385		Shopping Centers – 0.3%
		688,159	5,650	DDR Corp., REIT, 7.50%, 4/1/2014.........	86,599
	Office Properties – 0.4%		38,000	Equity One, Inc. REIT, 6.25%, 1/15/2014	42,221
	Brandywine Realty Trust, REIT,		23,000	Kimco Realty Corp., REIT, 5.70%,, 5/1/2017	25,696
1,050	Series E, 6.90%	27,730	68,000	Regency Centers LP, REIT, 5.88%, 6/15/2017	76,497
	Corporate Office Properties Trust, REIT,				231,013
5,350	Series L, 7.38%	136,960		Warehouse / Industrial – 0.0%
	First Potomac Realty Trust, REIT,		16,800	First Industrial LP, REIT, 5.75%, 1/15/2016.................................................	17,851
700	Series A, 7.75%....................................	18,165
	Hudson Pacific Properties Inc., REIT,			Total Corporate Debt..............................	1.443.160
5,750	Series B, 8.38%....................................	153,238		(Cost $1,418,095)
250	Kilroy Realty Corp., REIT, Series G, 6.88%	6,459
		342,552		Short-Term Investment – 16.8%
	Regional Malls – 1.1%		500,034	BlackRock Liquidity funds TempFund Portfolio	500,034
	CBL & Associates Properties Inc., REIT			Goldman Sachs Financial Square Funds –
9,900	Series D, 7.38%....................................	250,965	13,432,579	Prime Obligations Fund.......................	13,432,579
18,964	Glimcher Realty Trust, REIT, Series G, 8.13%	482,918		Total Short-Term Investments................	13,932,613
1,400	Glimcher Realty Trust, REIT, Series H, 7.50%	35,672		(Cost $13,932,613)
4,800	Taubman Centers Inc., REIT, Series J, 6.50%	119,280
950	Taubman Centers Inc., REIT, Series K, 6.25%	22,895		Total Investments – 107.7%....................	89,259,858
		911,730		(Cost $87,123,997)
	Residential – 0.2%			Liabilities in excess of Other Assets (7.7)%	(6,348,919)
	Equity Lifestyle Properties, Inc., REIT
5,250	Series C, 6.75%....................................	131,906		Net Assets – 100.0%................................	$ 82,910,939

See accompanying notes to portfolio of investments. 3

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2014 (Unaudited) (continued)

* Non-income producing security.
** Non-tradable Securities.

Portfolio Abbreviations:

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

% of Net
Industry	Assets

Diversified...............................................	72.8%
Short-Term Investments..........................	16.8%
Health Care..............................................	3.1%
Office Properties......................................	2.9%
Regional Malls.........................................	2.5%
Shopping Centers.....................................	2.3%
Hotels......................................................	2.2%
Apartments..............................................	1.7%
Warehouse/Industrial...............................	1.6%
Storage.....................................................	0.8%
Mortgages................................................	0.7%
Residential...............................................	0.3%
Other Assets Net of Liabilities.................	(0.6)%
Total	100.0%

See accompanying notes to portfolio of investments. 4

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2014 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements:  The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•       Level 1 – unadjusted quoted prices in active markets for identical securities

•       Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended June 30, 2014, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/2014	Price	Inputs	Inputs
Private Investment Funds *	$ 55,841,708	$ – .	$ – .	$ 55,841,708
Common Stocks *	14,775,248	14,775,248	– .	– .
Preferred Stocks *	3,267,130	3,267,130	– .	– .
Corporate Debt *	1,443,160	– .	1,443,160	– .
Short-Term Investments	13,932,613	13,932,613	– .	– .
	$ 89,259,859	$ 31,974,991	$ 1,443,160	$ 55,841,708

* See Schedule of Investments for industry breakout.

As the fair value of the Private Investment Funds are based on the NAV provided by the Investment Managers and their agents, the disclosure of Level 3 inputs would not be meaningful.  At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended June 30, 2014.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 33,301,867
Change in unrealized appreciation . . . . . . . . . . . . . . . . . . . . . .	548,527
Net purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,991,314
Balance as of 06/30/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 55,841,708

For the period ended June 30, 2014 the total change in unrealized gain on Level 3 securities still held at the end of the period was $548,527.

Commitments - The Fund has unfunded commitments of $116,933,686 to eleven of the Private Investment Funds. The commitments will be funded when called through current assets at that time.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.  The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*            /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date         8/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date         8/27/2014

By (Signature and Title)*            /s/ William R. Fuhs, Jr.
                                                William R. Fuhs, Jr., Chief Financial Officer

                                                (principal financial officer)

Date         8/27/2014

* Print the name and title of each signing officer under his or her signature.

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the

Sarbanes-Oxley Act

I, Mark D. Quam, certify that:

1.          I have reviewed this report on Form N-Q of Versus Capital Multi-Manager Real Estate Income Fund LLC;

2.          Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.          Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.          The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3( d) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)        Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)        Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)        Disclosed in this report any change in the registrant's internal control over financial reporting that occurred  during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.          The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)        All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)        Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:      8/27/2014                                                                                                 /s/ Mark D. Quam

Mark D. Quam, Chief Executive Officer

(principal executive officer)

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the

Sarbanes-Oxley Act

I, William R. Fuhs, Jr., certify that:

1.          I have reviewed this report on Form N-Q of Versus Capital Multi-Manager Real Estate Income Fund LLC;

2.          Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.          Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.          The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3( d) under the Investment Company Act of 1940) for the registrant and have:

(e)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(f)         Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(g)        Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(h)        Disclosed in this report any change in the registrant's internal control over financial reporting that occurred  during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.          The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(c)        All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(d)        Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:      8/27/2014                                                                                 /s/ William R. Fuhs, Jr.

William R. Fuhs, Jr., Chief Financial Officer

(principal financial officer)